DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Derivative liability, beginning balance	$ 14,690	$ 210,929
Change in fair value of derivative liability	658	(195,252)
Foreign exchange effect on derivative liability	178	(987)
Derivative liability, ending balance	15,526	14,690
Warrant [Member]
Offsetting Assets [Line Items]
Derivative liability, beginning balance	14,690	40,434
Change in fair value of derivative liability	658	(24,757)
Foreign exchange effect on derivative liability	178	(987)
Derivative liability, ending balance	15,526	14,690
Convertible Note [Member]
Offsetting Assets [Line Items]
Derivative liability, beginning balance	0	170,495
Change in fair value of derivative liability	0	(170,495)
Foreign exchange effect on derivative liability	0	0
Derivative liability, ending balance	$ 0	$ 0